Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 1, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2022
As previously announced, on September 16, 2021, the Fund's Board of Trustees approved the termination of AQR Capital Management, LLC (AQR) and the addition of Crabel Capital Management, LLC (Crabel) to manage a portion of the Fund's assets. These changes will become effective on January 12, 2022 (the Effective Date) and are reflected in the Prospectus to which this Supplement relates. Until the Effective Date, when this Supplement automatically expires, the following revisions described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus to reflect the current principal investment strategies, principal risks, subadvisers and portfolio managers.
The second paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), AQR Capital Management, LLC (AQR), Manulife Investment Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The seventh paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus are hereby superseded and replaced with the following:
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and AQR, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and AQR are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
The information under the subsection "Summary of the Fund - Principal Risks" section of the Prospectus and Summary Prospectus is hereby revised to add the following:
Model and Data Risk (AQR). Given the complexity of the investments and strategies of the Fund, AQR may rely heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (Models and Data). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by AQR for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by AQR will not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.
AQR, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
The rest of the section remains the same.

Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 1, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2022
As previously announced, on September 16, 2021, the Fund's Board of Trustees approved the termination of AQR Capital Management, LLC (AQR) and the addition of Crabel Capital Management, LLC (Crabel) to manage a portion of the Fund's assets. These changes will become effective on January 12, 2022 (the Effective Date) and are reflected in the Prospectus to which this Supplement relates. Until the Effective Date, when this Supplement automatically expires, the following revisions described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus to reflect the current principal investment strategies, principal risks, subadvisers and portfolio managers.
The second paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), AQR Capital Management, LLC (AQR), Manulife Investment Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The seventh paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus are hereby superseded and replaced with the following:
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and AQR, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and AQR are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
The information under the subsection "Summary of the Fund - Principal Risks" section of the Prospectus and Summary Prospectus is hereby revised to add the following:
Model and Data Risk (AQR). Given the complexity of the investments and strategies of the Fund, AQR may rely heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (Models and Data). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by AQR for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by AQR will not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.
AQR, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
The rest of the section remains the same.